Lease Liabilities (Tables)	9 Months Ended
Sep. 30, 2025
Lease Liabilities [Abstract]
Schedule of Undiscounted Contractual Cash Flows of the Lease Liabilities

The expected undiscounted contractual cash flows of the lease liabilities as at September 30, 2025 were as follows:

Remainder 2025	2026	2027	2028	2029	Thereafter	Total
$1,105	$4,854	$4,793	$4,651	$4,959	$38,268	$58,630